SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

Subsequent to February 28, 2025 through to filing date,

— the Company issued 1,400,000,000 common shares pursuant to a share purchase agreement for gross proceeds of $2,231,505, issuance costs of $96,435 and cash proceeds of $2,135,070.

— The Company issued 435,000,000 shares to a lender to settle $738,000 in principal and $37,500 in accrued interest totaling $775,500, pursuant to exchange agreements with the lender.

— on May 27, 2025 the Company entered into an Amended Equity Financing Agreement whereby an investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $2.00 per share, below which the Company shall not be required to sell shares. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement.